Business combinations	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Disclosure of business combinations [text block]
3	Business combinations

3.1	Acquisition of WorkArea
On January 29, 2021, the Group acquired 100% of WebLinc Corp, or WorkArea, a U.S. based cloud commerce platform provider, to strengthen our presence in the U.S. and Canadian market.
The purchase price comprised: (1) cash consideration of US$0.2 million, paid at the acquisition date; (2) cash consideration of US$ 0.5 million, paid in April 2021, (3) a cash contingent consideration
(earn-out)
of US$0.8 million paid in 2021, and (4) a cash contingent consideration
(earn-out)
of US$0.7 million paid in 2022.

3.2	Acquisition of Suiteshare
On April 16, 2021, the Group acquired 100% of the capital of Suiteshare Tecnologia da Informação Ltda., or Suiteshare, a company that offers a conversational commerce solution enabling brands to connect with their customers via WhatsApp to perform support and sales.
The purchase price comprised: (1) cash consideration of US$1.8 million paid on May 28, 2021; (2) shares consideration, in the amount of US$1.3 million paid on June 1, 2021; and (3) a cash contingent consideration
(earn-out)
of US$0.2 million, paid on January 3, 2022.

3.3	Accounts payable from acquisition of subsidiaries
The breakdown of accounts payable from acquisition of subsidiaries is as follows:

	December 31, 2023	December 31, 2022
Earn-out - cash	—	299

Total	—	299

3.4	Changes in balance payable from acquisition of subsidiaries

	2023	2022
Opening balance on January 1	299	6,423
Payments of principal/finance charges - installments	—	(1,224)
Payments of principal/finance charges - earn-out	—	(916)
Fixed installments adjustment	—	(362)
Earn-out adjustment (i)	(299)	(3,740)
Accrued interest and others	—	9
Exchange differences	—	109

Closing balance on December 31	—	299

(i)	The 2022 amount includes adjustments in the earn-out, which were reflected in the Goodwill. Refer to note 14.